UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.



   1.       Name and address of issuer:

            Reich & Tang Distributors, Inc.
            (formerly Reich & Tang Distributors L.P.)
            600 Fifth Avenue
            New York, New York  10020-2302



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   2.       The name of each series or class of  securities  for which this Form is filed (if the Form is being  filed for all series and  classes of securities  of the  issuer,  check the box but do not list series or classes): / /


            Municipal Securities Trust Series 1


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   3.       Investment Company Act File Number:                811-2868


            Securities Act File Number:                       2-62605

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   4(a).    Last day of fiscal year for which this Form is filed:             December 31, 1998


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   4(b)./ /   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


   Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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   4(c)./ /  Check box if this is the last time the issuer will be filing this Form.



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691599.1



   5. Calculation of registration fee:

   (i)      Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                                                             $       0
                                                                                                                    --------
   (ii)     Aggregate price of securities redeemed or repurchased during
            the fiscal year:                                                                   $     0
                                                                                                -------
   (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
            the Commission:                                                                    $1,609.88
                                                                                                --------
   (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                                                                   $1,609.88
                                                                                                                    --------
   (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:
                                                                                                                   $       0
                                                                                                                    --------
   (vi)     Redemption credits available for use in future years ___ if Item
            5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                                               $(1,609.8)
                                                                                                ---------
   (vii)    Multiplier for determining registration fee (See Instruction C.9):
                                                                                                                   x .000278
                                                                                                                     -------
   (viii)   Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):
                                                                                                                   =$      0
                                                                                                                    ========
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   6.       Prepaid Shares

   If the  response  to Item  5(i) was  determined  by  deducting  an  amount of securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997,  then report the amount of securities (number of shares or other units) deducted here: 504 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining  unsold at the end of the fiscal  year for which this form is filed that are available  for use by the issuer in future fiscal years,  then state that number here: 627.
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   7.       Interest due -- if this Form is being filed more than 90 days after
            the end of the issuer's fiscal year (see Instruction D):                                              +$       0
                                                                                                                    ---------
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   8.       Total of the amount of the  registration  fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                   =$       0
                                                                                                                     ==========
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   9.       Date the  registration  fee and any interest payment was sent to the
            Commission's lockbox depository:

                               Method of Delivery:

                                                    / /    Wire Transfer
                                                    / /    Mail or other means


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691599.1

                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




       By (Signature and Title)*     /s/PETER J. DEMARCO
                                     -------------------

                                     Peter J. DeMarco, Executive Vice President
                                     ------------------------------------------



   Date:   March 29, 1999

  *Please print the name and title of the signing officer below the signature.

691599.1